Net fee and commission income - Schedule of Fee and Commission Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fee and commission income:
Fee and commission income	£ 2,943	£ 2,926	£ 2,790
Fee and commission expense	(1,184)	(1,095)	(1,070)
Net fee and commission income	1,759	1,831	1,720
Retail £m
Fee and commission income:
Fee and commission income	1,326	1,291	1,220
Fee and commission expense	(745)	(673)	(665)
Net fee and commission income	581	618	555
Commercial Banking
Fee and commission income:
Fee and commission income	1,267	1,277	1,243
Fee and commission expense	(334)	(322)	(315)
Net fee and commission income	933	955	928
Insurance, Pensions and Investments £m
Fee and commission income:
Fee and commission income	332	333	311
Fee and commission expense	(89)	(84)	(72)
Net fee and commission income	243	249	239
Other £m
Fee and commission income:
Fee and commission income	18	25	16
Fee and commission expense	(16)	(16)	(18)
Net fee and commission income	2	9	(2)
Current accounts
Fee and commission income:
Fee and commission income	644	624	646
Current accounts | Retail £m
Fee and commission income:
Fee and commission income	423	406	421
Current accounts | Commercial Banking
Fee and commission income:
Fee and commission income	221	218	225
Current accounts | Insurance, Pensions and Investments £m
Fee and commission income:
Fee and commission income	0	0	0
Current accounts | Other £m
Fee and commission income:
Fee and commission income	0	0	0
Credit and debit card fees
Fee and commission income:
Fee and commission income	1,286	1,264	1,195
Credit and debit card fees | Retail £m
Fee and commission income:
Fee and commission income	829	800	735
Credit and debit card fees | Commercial Banking
Fee and commission income:
Fee and commission income	457	464	460
Credit and debit card fees | Insurance, Pensions and Investments £m
Fee and commission income:
Fee and commission income	0	0	0
Credit and debit card fees | Other £m
Fee and commission income:
Fee and commission income	0	0	0
Commercial banking and treasury fees
Fee and commission income:
Fee and commission income	373	334	311
Commercial banking and treasury fees | Retail £m
Fee and commission income:
Fee and commission income	0	0	0
Commercial banking and treasury fees | Commercial Banking
Fee and commission income:
Fee and commission income	372	334	310
Commercial banking and treasury fees | Insurance, Pensions and Investments £m
Fee and commission income:
Fee and commission income	0	0	0
Commercial banking and treasury fees | Other £m
Fee and commission income:
Fee and commission income	1	0	1
Unit trust and insurance broking
Fee and commission income:
Fee and commission income	71	69	78
Unit trust and insurance broking | Retail £m
Fee and commission income:
Fee and commission income	0	0	0
Unit trust and insurance broking | Commercial Banking
Fee and commission income:
Fee and commission income	0	0	0
Unit trust and insurance broking | Insurance, Pensions and Investments £m
Fee and commission income:
Fee and commission income	71	69	78
Unit trust and insurance broking | Other £m
Fee and commission income:
Fee and commission income	0	0	0
Factoring
Fee and commission income:
Fee and commission income	69	75	79
Factoring | Retail £m
Fee and commission income:
Fee and commission income	0	0	0
Factoring | Commercial Banking
Fee and commission income:
Fee and commission income	69	75	79
Factoring | Insurance, Pensions and Investments £m
Fee and commission income:
Fee and commission income	0	0	0
Factoring | Other £m
Fee and commission income:
Fee and commission income	0	0	0
Other fees and commissions
Fee and commission income:
Fee and commission income	500	560	481
Other fees and commissions | Retail £m
Fee and commission income:
Fee and commission income	74	85	64
Other fees and commissions | Commercial Banking
Fee and commission income:
Fee and commission income	148	186	169
Other fees and commissions | Insurance, Pensions and Investments £m
Fee and commission income:
Fee and commission income	261	264	233
Other fees and commissions | Other £m
Fee and commission income:
Fee and commission income	£ 17	£ 25	£ 15